Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 customer Segment
Statement [Line Items]
Number of operating segment | Segment	5
Major Customer [Member]
Statement [Line Items]
Number of major customers | customer	0
Benchmark for major customer	10.00%
Natura Brazil [Member]
Statement [Line Items]
Percentage of entity's revenue	43.50%
Natura LATAM [Member]
Statement [Line Items]
Percentage of entity's revenue	18.80%
Aesop [Member]
Statement [Line Items]
Percentage of entity's revenue	9.00%
The Body Shop [Member]
Statement [Line Items]
Percentage of entity's revenue	28.60%
Natura Others [Member]
Statement [Line Items]
Percentage of entity's revenue	0.10%